RELATED PARTY TRANSACTIONS (Details) - IAC - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
IAC
Related Party Transaction
Allocated general and administrative costs			$ 1.7	$ 6.9	$ 6.6	$ 6.2
IAC | Service Agreement
Related Party Transaction
Amount of related party transaction	$ 0.7	$ 2.6
IAC | Leased Office Space
Related Party Transaction
Amount of related party transaction		0.9	0.3	1.7	1.0	0.5
IAC Subsidiary | Leased Data Center Space
Related Party Transaction
Amount of related party transaction		$ 0.3	$ 0.3	$ 1.2	$ 1.2	$ 1.2